RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Employment agreements (Details) - Employment Contracts [Member]		1 Months Ended	6 Months Ended
	Apr. 12, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2022 Y	Mar. 31, 2018 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number founders under employment agreement	2			2
Two Founders
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Combine salary and benefits	$ 990,000			$ 996,000
Number of years of salary and bonus equivalent for termination | Y			2
Annual target discretionary bonus (in percent)	45.00%
Chief Financial Officer
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Transaction bonus		$ 360,000